Auditors' Remuneration	12 Months Ended
Dec. 31, 2010
Auditors' Remuneration [Abstract]
AUDITORS' REMUNERATION

5.	AUDITORS’ REMUNERATION

An analysis of auditors’ remuneration is as follows:

	Years ended December 31,
	2010	2009	2008
	(thousands)

Audit fees(i)	$6,024	$5,981	$5,767
Audit related fees(ii)	207	132	76
Tax fees(iii)	193	33	336
Other services provided by Group auditors(iv)	1,145	20	—

Total auditors’ remuneration	$7,569	$6,166	$6,179

(i)	Fees for the audits of the Company’s annual financial statements and reviews of the financial statements included in the Company’s quarterly reports for that fiscal year, services relating to the Company’s registration statements and US Generally Accepted Accounting Principles (‘US GAAP’) accounting consultations and Sarbanes-Oxley Section 404 work.

(ii)	Audit related fees relate primarily to professional services such as employee benefit plan audits and non-statutory audits.

(iii)	Tax fees comprise fees for various tax compliance engagements.

(iv)	All other fees relate primarily to assistance with regulatory inquiries and other advisory services.